Rental Revenue (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Payments Receivable for Operating Leases
The future minimum rental revenue to be received from tenants (excluding tenant reimbursements) associated with US Bank Tower as of December 31, 2012 is as follows (in thousands):

Minimum Rental Revenue
2013	$17,478
2014	17,644
2015	14,115
2016	9,489
2017	7,969
Thereafter	14,248
$80,943
The future minimum rental revenue to be received from tenants (excluding tenant reimbursements) as of December 31, 2012 is as follows (in thousands):

Minimum Rental Revenue
2013	$108,792
2014	94,567
2015	89,261
2016	83,158
2017	80,771
Thereafter	368,308
$824,857

Schedule of Straight Line Rent Adjustments
Our rental revenue was increased (decreased) by straight-line rent adjustments as follows (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Continuing operations	$2,291	$1,261	$987
Discontinued operations	(553)	(100)	4,100